Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate
	For Years Ended December 31,
	2015	2016	2017
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(22.5)	(23.2)	(17.3)
Permanent book – tax difference	(0.1)	1.0	(4.0)
Difference in EIT rates of certain subsidiaries	(3.1)	(2.0)	(5.8)
Effect of tax holiday	0.7	(0.7)	—
Total	0.0	0.1	(2.1)

Schedule of aggregate amount and per share effect of the tax holidays
	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Aggregate amount	(9,974)	—	—	—
Basic net loss per share effect	(0.04)	—	—	—
Diluted net loss per share effect	(0.04)	—	—	—

Schedule of significant components of deferred tax assets and liabilities
	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	112,946	13,828	2,125
Net operating loss carry forwards	944,772	1,164,433	178,970
Carryforwards of deductible advertising expenses	2,634	9,159	1,408
Allowance for doubtful accounts	7,730	11,452	1,760
Subtotal	1,068,082	1,198,872	184,263
Less: valuation allowance	(1,068,082)	(1,198,872)	(184,263)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(23,456)	(21,142)	(3,249)
Total non-current deferred tax assets, net	(23,456)	(21,142)	(3,249)

Schedule of movement of valuation allowance
	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	150,817	480,905	1,068,082	164,161
Additions	332,086	596,944	189,090	29,063
Written-off for expiration of net operating losses	(1,998)	(9,767)	(16,421)	(2,524)
Utilization of previously unrecognized tax losses and un-deductible advertising expenses	—	—	(41,879)	(6,437)
Balance at the end of the year	480,905	1,068,082	1,198,872	184,263